PETER J. SHEA
peter.shea@kattenlaw.com
212-940-6447 direct
212-894-5724 fax

October 19, 2009

VIA EDGAR

Securities and Exchange Commission
Washington, D.C. 20549

Pre-Effective Amendment No. 2 to Registration on Form S-1A
ETFS Platinum Trust
Registration No: 333-158381

Dear Ladies and Gentlemen:

On behalf of our client, ETFS Platinum Trust (the “Trust”), we are filing with this correspondence Amendment No. 2 (the “Amendment”) to the registration statement on Form S-1 (the “Registration Statement”) concerning the registration of the ETFS Physical Platinum Shares of the Trust under the Securities Act of 1933. Blacklined copies of the Amendment that have been marked to show changes as against Amendment No. 1 to the Registration Statement are being sent to the Commission’s Staff under separate cover. Capitalized terms used but not defined herein are used with the meanings given to them in the Amendment.

With respect to the Staff’s oral comment discussed in a phone call with the undersigned on June 24, 2009, we have responded below and with amendments to the Registration Statement, as reflected in the marked copy. We have summarized the Staff’s oral comment in bold and provided the Trust’s response immediately thereafter.

Please provide a risk factor discussing the potential impact of the Trust on the overall platinum metals market.

The relevant prospectus disclosure has been modified accordingly.

The Amendment contains all information that can be provided at this time. Until the Trust is formed, which will occur upon the sale of the Seed Baskets to the Initial Purchaser, certain items will remain omitted, including, among other things, audited financial statements reflecting the seed capitalization of the Trust. The Trust anticipates filing an additional pre-effective amendment that will make the Registration Statement complete in all material respects immediately upon the formation and seeding of the Trust.

All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

In the event that the Trust requests acceleration of the effective date of the Registration Statement, it will furnish a letter containing the requested acknowledgements.

Securities and Exchange Commission
October 19, 2009

Please do not hesitate to contact me at (212) 940-6447 or Greg Xethalis at (212) 940-8587 if you have any questions or comments with respect to the foregoing responses or to the Amendment.

Very truly yours,
/s/ Peter J. Shea Peter J. Shea

cc (w/enclosures):	Mr. H. Roger Schwall Ms. Tracy L. McNeil Ms. Sandra Eisen Mr. Graham Tuckwell Mr. Greg Burgess Mr. Gregory Xethalis